Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent	Dec. 31, 2013 If underpayment of tax liability exceeding RMB0.1 million	Dec. 31, 2013 In the case of a related party transaction	Dec. 31, 2013 HONG KONG	Dec. 31, 2013 CHINA	Dec. 31, 2013 Interest Related To Uncertain Tax Positions	Dec. 31, 2012 Interest Related To Uncertain Tax Positions	Dec. 31, 2011 Interest Related To Uncertain Tax Positions
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%						16.50%	25.00%
Operating loss carry forward	$ 1,600,000
Operating loss carry forwards expiration year	2017
Operating loss carry forward, valuation allowance	0
Reversal of deferred tax assets allowance	527,040
Withholding income tax rate			5.00%	10.00%
Undistributed profits that the Group has both the intent and ability to permanently reinvest	118,700,000
Unrecognized deferred tax liabilities	8,500,000
Unrecognized tax benefit, accrued interest in current period	605,820	436,894								168,926	169,389	168,926
Unrecognized tax benefit, statute of limitations					3 years	5 years	10 years
Reversal of unrecognized tax benefits previously recorded, statute of limitations		$ 322,378